Carnival Corporation & PLC Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015
OPERATING ACTIVITIES
Net Income	$ 2,606	$ 2,779	$ 1,757
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	1,846	1,738	1,626
Impairments	392	0	0
(Gains) losses on fuel derivatives, net	(35)	47	576
Share-based compensation	63	55	55
Other, net	51	71	32
Adjustments to reconcile net income to net cash provided by operating activities	4,923	4,690	4,046
Changes in operating assets and liabilities
Receivables	6	(22)	4
Inventories	(49)	1	5
Prepaid expenses and other	(13)	11	131
Accounts payable	21	109	36
Accrued and other liabilities	73	(21)	(31)
Customer deposits	361	366	354
Net cash provided by operating activities	5,322	5,134	4,545
INVESTING ACTIVITIES
Purchases of property and equipment	(2,944)	(3,062)	(2,294)
Payments of fuel derivative settlements	(203)	(291)	(219)
Other, net	58	30	35
Net cash used in investing activities	(3,089)	(3,323)	(2,478)
FINANCING ACTIVITIES
(Repayments of) proceeds from short-term borrowings, net	(29)	447	(633)
Principal repayments of long-term debt	(1,227)	(1,278)	(1,238)
Proceeds from issuance of long-term debt	467	1,542	2,041
Dividends paid	(1,087)	(977)	(816)
Purchases of treasury stock	(552)	(2,340)	(533)
Sales of treasury stock	0	40	264
Other, net	(24)	(25)	(27)
Net cash used in financing activities	(2,452)	(2,591)	(942)
Effect of exchange rate changes on cash and cash equivalents	11	(12)	(61)
Net (decrease) increase in cash and cash equivalents	(208)	(792)	1,064
Cash and cash equivalents at beginning of year	603	1,395	331
Cash and cash equivalents at end of year	$ 395	$ 603	$ 1,395